LEASES – AS A LESSEE (Tables)	12 Months Ended
Dec. 31, 2023
Leases As Lessee
SCHEDULE OF COMPONENTS OF LEASE COSTS

The components of lease costs are as follows:

	For the Years Ended
	December 31,
	2023	2022	2021
Finance lease costs
Amortization of finance lease right-of-use assets	5,184	4,313	2,339
Interest on finance lease liabilities	193	175	97
Total finance lease costs	5,377	4,488	2,436
Operating lease costs	584,103	569,778	496,559
Short-term lease costs	-	1,532	6,643
Total lease costs	589,480	575,798	505,638

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO THE COMPANY’S LEASES

The following table presents supplemental information related to the Company’s leases:

	For the Years Ended
	December 31,
	2023	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	193	175	97
Operating cash flows from operating leases	527,392	480,685	513,967
Financing cash flows from finance leases	5,157	4,160	2,303
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	357,020	508,790	602,560
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	6,720	8,373	2,682
Remeasurement of operating lease liabilities and right-of-use assets due to lease modification	3,035	92,739	37,142

Weighted average remaining lease term (years)
Finance leases	3.43	3.03	3.29
Operating leases	7.70	8.54	8.11

Weighted average discount rate (per annum)
Finance leases	1.57%	1.57%	1.57%
Operating leases	1.57%	1.57%	1.57%

SCHEDULE OF FUTURE MATURITY OF LEASE LIABILITIES

As of December 31, 2023, the future maturity of lease liabilities is as follows:

Years Ended December 31,	Finance Lease	Operating Lease
2024	4,315	468,037
2025	3,257	349,701
2026	2,806	317,408
2027	1,527	312,014
2028	630	308,798
Thereafter	-	736,377
Total undiscounted lease payments	12,535	2,492,335
Less: imputed interest	(337)	(99,921)
Present value of lease liabilities	12,198	2,392,414
Less: lease liabilities, current	(4,158)	(433,725)
Lease liabilities, non-current	8,040	1,958,689